Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income (loss)	$ (411,190)	$ (268,029)	$ (462,853)
Reconciling items:
Impairment charges	37,651	7,614	15,364
Depreciation and amortization	729,285	763,306	732,869
Deferred taxes	(304,611)	(143,944)	(211,180)
Provision for doubtful accounts	11,715	13,723	23,118
Amortization of deferred financing charges and note discounts, net	164,097	188,034	214,950
Share-based compensation	28,540	20,667	34,246
(Gain) loss on disposal of operating and fixed assets	(48,127)	(12,682)	16,710
(Gain) loss on marketable securities	4,580	4,827	6,490
Equity in (earnings) of nonconsolidated affiliates	(18,557)	(26,958)	(5,702)
Loss (gain) on extinguishment of debt	254,723	1,447	(60,289)
Other reconciling items - net	17,800	16,120	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	(34,238)	(7,835)	(119,860)
Decrease in Federal income taxes receivable	0	0	132,309
Increase (decrease) in accrued expenses	34,874	(127,242)	117,432
(Decrease) in accounts payable and other liabilities	(19,048)	(15,131)	(6,924)
Increase (decrease) in accrued interest	20,223	39,170	87,053
Increase (decrease) in deferred income	33,482	(10,776)	796
Changes in other operating assets and liabilities	(12,501)	(68,353)	41,754
Net cash provided by (used for) operating activities	488,698	373,958	582,373
Cash flows from investing activities:
Proceeds from sale of other investments	0	6,894	1,200
Purchases of businesses	(50,116)	(46,356)	0
Dividends from subsidiaries
Purchases of property, plant and equipment	(390,280)	(362,281)	(241,464)
Proceeds from disposal of assets	59,665	54,270	28,637
Purchases of other operating assets	(14,826)	(20,995)	(16,110)
Change in other - net	(1,464)	382	(12,460)
Net cash provided by (used for) investing activities	(397,021)	(368,086)	(240,197)
Cash flows from financing activities:
Draws on credit facilities	604,563	55,000	198,670
Payments on credit facilities	(1,931,419)	(960,332)	(152,595)
Proceeds from long-term debt	4,917,643	1,731,266	145,639
Payments on long-term debt	(3,346,906)	(1,398,299)	(369,372)
Repurchases of long-term debt	0	(55,250)	(125,000)
Dividends paid	(244,734)	0	0
Deferred financing charges	(83,617)	(46,659)	0
Change in other - net	(10,879)	(23,842)	(2,586)
Net cash provided by (used for) financing activities	(95,349)	(698,116)	(305,244)
Net increase (decrease) in cash and cash equivalents	(3,672)	(692,244)	36,932
Cash and cash equivalents at beginning of period	1,228,682	1,920,926	1,883,994
Cash and cash equivalents at end of period	1,225,010	1,228,682	1,920,926
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for interest	1,381,396	1,260,767	1,235,755
Cash paid during the year for taxes	$ 52,517	$ 81,162	$ 0